Coastal Carolina Bancshares, Inc.

Post Office Box 2969  ·  Myrtle Beach, South Carolina 29578

July 14, 2008

Document Control

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

We are transmitting to the Securities and Exchange Commission the accompanying registration statement on Form S-1, including exhibits and all other documents filed as part thereof, for the registration by Coastal Carolina Bancshares, Inc. of 3,000,000 shares of its common stock to be offered to the public, 387,492 warrants and options to purchase its common stock to be granted to its founders, organizers and consultants, and 387,492 shares of its common stock underlying the foregoing warrants and options.

Please call our attorney Elizabeth Bowe Anders, of McNair Law Firm, P.A., at (803) 799-9800 if you have any questions concerning this submission.

Sincerely,

/s/ Holly L. Schreiber
Holly L. Schreiber
Chief Financial Officer and Assistant Treasurer